BORROWINGS	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
BORROWINGS
Borrowings

Short-term borrowings on the Consolidated Balance Sheets include repurchase agreements utilized for corporate sweep accounts with cash management account agreements in place, as well as overnight advances from the Federal Loan Home Bank (FHLB). All repurchase agreements are subject to the terms and conditions of repurchase/security agreements between First Financial Bank and the client. To secure the Bank's liability to the client, First Financial Bank is authorized to sell or repurchase U.S. Treasury, government agency and mortgage-backed securities.

The following is a summary of short-term borrowings for the last three years:

	2013		2012		2011
(Dollars in thousands)	Amount	Rate	Amount	Rate	Amount	Rate
At December 31,
Federal funds purchased and securities sold under agreements to repurchase	$94,749	0.05%	$122,570	0.13%	$99,431	0.10%
Federal Home Loan Bank borrowings	654,000	0.17%	502,000	0.17%	0	N/A
Total	$748,749	0.16%	$624,570	0.16%	$99,431	0.10%

Average for the year
Federal funds purchased and securities sold under agreements to repurchase	$115,486	0.08%	$86,980	0.08%	$96,060	0.17%
Federal Home Loan Bank borrowings	472,062	0.23%	111,295	0.17%	0	N/A
Total	$587,548	0.20%	$198,275	0.13%	$96,060	0.17%

Maximum month-end balances
Federal funds purchased and securities sold under agreements to repurchase	$158,911		$170,751		$105,291
Federal Home Loan Bank borrowings	654,000		502,000		0

Long-term debt primarily consists of FHLB long-term advances and repurchase agreements utilizing investment securities pledged as collateral. These instruments are primarily utilized to reduce overnight liquidity risk and to mitigate interest rate sensitivity on the Consolidated Balance Sheets. First Financial has $52.5 million in repurchase agreements which have remaining maturities of less than 2 years and a weighted average rate of 3.49%. Securities pledged as collateral in conjunction with the repurchase agreements are included within Investment securities available-for-sale on the Consolidated Balance Sheets.

FHLB advances, both short-term and long-term, must be collateralized with qualifying assets, typically certain commercial and residential real estate loans, as well as certain government and agency securities. For ease of borrowing execution, First Financial utilizes a blanket collateral agreement with the FHLB, and at December 31, 2013, had collateral pledged with a book value of $3.0 billion.

The following is a summary of First Financial's long-term debt:

	2013		2012
(Dollars in thousands)	Amount	Average Rate	Amount	Average Rate
Federal Home Loan Bank	$7,505	3.72%	$9,427	3.74%
National Market Repurchase Agreement	52,500	3.49%	65,000	3.50%
Capital loan with municipality	775	0.00%	775	0.00%
Total long-term debt	$60,780	3.48%	$75,202	3.49%

As of December 31, 2013, the long-term debt matures as follows:

(Dollars in thousands)	FHLB	Repurchase Agreement
2014	$28	$27,500
2015	29	25,000
2016	28	0
2017	29	0
2018	4,300	0
Thereafter	3,091	0
Total	$7,505	$52,500